Offerings	May 29, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	9,574,639
Proposed Maximum Offering Price per Unit	18.72
Maximum Aggregate Offering Price	$ 179,237,242.08
Fee Rate	0.01381%
Amount of Registration Fee	$ 24,752.66
Offering Note	(1) This prospectus registers the resale of up to up to 22,773,278 shares of common stock, par value $0.01 per share ("Common Stock"), by the selling securityholders listed in the section of this prospectus entitled "Selling Securityholders" (the "Selling Securityholders") which are comprised of: (a) 9,574,639 shares of Common Stock, (b) 1,812,000 shares of Common Stock issuable upon conversion of outstanding shares of Non-Voting Common Equivalent Stock, par value $0.01 per share (the "NVCE Stock"), and (c) 11,386,639 shares of Common Stock issuable upon conversion of NVCE Stock underlying the warrant (the "Warrant"). Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover any additional shares of Common Stock as may from time to time become issuable by reason of stock dividend, stock splits, recapitalizations or other similar transactions. (2) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) of the Securities Act. The proposed maximum offering price per share of Common Stock is based on the average of the high and low prices of Common Stock, as reported on the NASDAQ Global Select Market System on May 28, 2026, which is a date within five business days prior to the date of filing this registration statement.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share, issuable upon conversion of outstanding shares of Non-Voting Common Equivalent Stock
Amount Registered | shares	1,812,000
Proposed Maximum Offering Price per Unit	18.72
Maximum Aggregate Offering Price	$ 33,920,640.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,684.44
Offering Note	(1) This prospectus registers the resale of up to up to 22,773,278 shares of common stock, par value $0.01 per share ("Common Stock"), by the selling securityholders listed in the section of this prospectus entitled "Selling Securityholders" (the "Selling Securityholders") which are comprised of: (a) 9,574,639 shares of Common Stock, (b) 1,812,000 shares of Common Stock issuable upon conversion of outstanding shares of Non-Voting Common Equivalent Stock, par value $0.01 per share (the "NVCE Stock"), and (c) 11,386,639 shares of Common Stock issuable upon conversion of NVCE Stock underlying the warrant (the "Warrant"). Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover any additional shares of Common Stock as may from time to time become issuable by reason of stock dividend, stock splits, recapitalizations or other similar transactions. (2) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) of the Securities Act. The proposed maximum offering price per share of Common Stock is based on the average of the high and low prices of Common Stock, as reported on the NASDAQ Global Select Market System on May 28, 2026, which is a date within five business days prior to the date of filing this registration statement.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Common stock, par value $0.01 per share, underlying the Warrant
Amount Registered | shares	11,386,639
Proposed Maximum Offering Price per Unit	18.72
Maximum Aggregate Offering Price	$ 213,157,882.08
Fee Rate	0.01381%
Amount of Registration Fee	$ 29,437.10
Offering Note	(1) This prospectus registers the resale of up to up to 22,773,278 shares of common stock, par value $0.01 per share ("Common Stock"), by the selling securityholders listed in the section of this prospectus entitled "Selling Securityholders" (the "Selling Securityholders") which are comprised of: (a) 9,574,639 shares of Common Stock, (b) 1,812,000 shares of Common Stock issuable upon conversion of outstanding shares of Non-Voting Common Equivalent Stock, par value $0.01 per share (the "NVCE Stock"), and (c) 11,386,639 shares of Common Stock issuable upon conversion of NVCE Stock underlying the warrant (the "Warrant"). Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover any additional shares of Common Stock as may from time to time become issuable by reason of stock dividend, stock splits, recapitalizations or other similar transactions. (2) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) of the Securities Act. The proposed maximum offering price per share of Common Stock is based on the average of the high and low prices of Common Stock, as reported on the NASDAQ Global Select Market System on May 28, 2026, which is a date within five business days prior to the date of filing this registration statement.